Supplemental cash flow information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Non Cash Investing Activities [Abstract]
Acquisition of investments from the sale of asset	$ 1,000	$ 0